Share-based Compensation - LTIP (Details) - LTIP - USD ($)							12 Months Ended
	Dec. 14, 2018	Aug. 06, 2018	Dec. 05, 2017	Aug. 02, 2017	Mar. 15, 2017	Oct. 19, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 15, 2017	Mar. 24, 2016
Shared-based Compensation Award, Performance
Share-based Compensation
Maximum cash amount per annum	$ 1,500,000	$ 100,000		$ 6,000,000	$ 400,000	$ 1,800,000					$ 500,000	$ 300,000
Number of business days for vesting after publication date of annual report					1 day	1 day
Number of years after the covered financial year to which the LTIP award relates	2 years	2 years	2 years	2 years	2 years	2 years
Vesting percentage on first anniversary												25.00%
Vesting percentage on second anniversary												25.00%
Vesting percentage on third anniversary												25.00%
Vesting percentage on fourth anniversary												25.00%
Number of business days for vesting after announcement of group's annual results	2 days	2 days	2 days	2 days	2 days
Awarded Shares
Ordinary Shares Purchased and Held by Trustee - Number of treasury shares
As at January 1							112,103	55,978	62,921
Purchased								79,500	35,095
Vested								(23,375)	(42,038)
As at December 31								112,103	55,978	62,921
Ordinary Shares Purchased and Held by Trustee - Cost
As at January 1							$ 6,677,000	$ 1,957,000	$ 2,390,000
Purchased								5,451,000	1,367,000
Vested								(731,000)	(1,800,000)
As at December 31								6,677,000	1,957,000	$ 2,390,000
Awards forfeited								$ 692,000	$ 79,000	$ 25,000
Awarded Shares | Maximum | Forecast
Ordinary Shares Purchased and Held by Trustee - Cost
Purchased							$ 1,133,000